Janus Henderson Global Select Fund

Schedule of Investments (unaudited)

June 30, 2023

Shares		Value
Common Stocks– 98.4%
Aerospace & Defense – 4.1%
Airbus SE	196,709	$28,408,204
BAE Systems PLC	5,920,148	69,685,945
		98,094,149
Air Freight & Logistics – 1.5%
United Parcel Service Inc	203,410	36,461,243
Banks – 8.0%
BNP Paribas SA	766,772	48,289,795
Citigroup Inc	698,241	32,147,016
Erste Group Bank AG	758,300	26,550,553
Natwest Group PLC	8,207,084	25,094,483
Permanent TSB Group Holdings PLC*	6,409,239	15,524,665
UniCredit SpA	1,901,761	44,124,939
		191,731,451
Beverages – 2.9%
Heineken NV	232,910	23,933,687
Monster Beverage Corp	809,680	46,508,019
		70,441,706
Biotechnology – 3.2%
Argenx SE (ADR)*	60,246	23,479,674
Immunogen Inc*	1,053,355	19,876,809
Sarepta Therapeutics Inc*	102,704	11,761,662
Vaxcyte Inc*	449,081	22,427,105
		77,545,250
Capital Markets – 2.2%
Morgan Stanley	605,487	51,708,590
Chemicals – 0.8%
Sherwin-Williams Co	67,647	17,961,631
Containers & Packaging – 1.6%
Crown Holdings Inc	434,837	37,774,290
Diversified Telecommunication Services – 2.1%
Deutsche Telekom AG	2,346,835	51,150,971
Electronic Equipment, Instruments & Components – 2.2%
Hexagon AB - Class B	1,152,232	14,187,154
Keyence Corp	81,300	38,232,638
		52,419,792
Entertainment – 2.7%
Liberty Media Corp-Liberty Formula One*	852,580	64,182,222
Health Care Providers & Services – 2.1%
Humana Inc	110,071	49,216,046
Hotels, Restaurants & Leisure – 4.3%
Caesars Entertainment Inc*	765,316	39,008,157
Entain PLC	3,964,808	64,038,650
		103,046,807
Household Durables – 2.8%
PulteGroup Inc	878,140	68,213,915
Independent Power and Renewable Electricity Producers – 2.3%
Vistra Energy Corp	2,075,797	54,489,671
Insurance – 5.3%
AIA Group Ltd	3,776,600	38,124,106
Beazley PLC	4,371,108	32,691,867
Dai-ichi Life Holdings Inc	2,269,100	43,060,686
WR Berkley Corp	205,380	12,232,433
		126,109,092
Interactive Media & Services – 0.9%
Alphabet Inc - Class A*	178,738	21,394,939
Machinery – 1.2%
Deere & Co	32,534	13,182,451
Wabtec Corp	151,041	16,564,666
		29,747,117
Metals & Mining – 3.3%
Teck Resources Ltd	1,867,725	78,595,041
Multiline Retail – 1.5%
JD.Com Inc - Class A	2,086,026	35,247,628
Oil, Gas & Consumable Fuels – 5.8%
Canadian Natural Resources Ltd	911,382	51,274,351
Marathon Petroleum Corp	757,910	88,372,306
		139,646,657

Shares		Value
Common Stocks– (continued)
Personal Products – 2.1%
Unilever PLC	949,646	$49,409,857
Pharmaceuticals – 8.2%
AstraZeneca PLC	426,321	61,041,428
Bayer AG	553,295	30,589,364
Catalent Inc*	547,386	23,734,657
Merck & Co Inc	449,732	51,894,576
Organon & Co	1,416,819	29,484,003
		196,744,028
Road & Rail – 1.5%
Full Truck Alliance Co (ADR)*	2,441,097	15,183,623
Uber Technologies Inc*	488,539	21,090,229
		36,273,852
Semiconductor & Semiconductor Equipment – 6.9%
ASML Holding NV	68,922	49,857,924
Lam Research Corp	36,727	23,610,319
Taiwan Semiconductor Manufacturing Co Ltd	5,000,000	92,491,490
		165,959,733
Software – 7.8%
Microsoft Corp	400,660	136,440,756
Workday Inc - Class A*	221,317	49,993,297
		186,434,053
Specialty Retail – 1.9%
TJX Cos Inc	534,932	45,356,884
Textiles, Apparel & Luxury Goods – 4.8%
LVMH Moet Hennessy Louis Vuitton SE	41,054	38,657,082
Samsonite International SA (144A)*	15,384,900	43,391,948
Under Armour Inc*	4,744,387	31,834,837
		113,883,867
Trading Companies & Distributors – 2.6%
Ferguson PLC	398,005	62,718,145
Wireless Telecommunication Services – 1.8%
T-Mobile US Inc*	314,859	43,733,915
Total Common Stocks (cost $1,742,295,177)		2,355,692,542
Private Placements– 0%
Software – 0%
Magic Leap Inc - Class A private equity common shares*,¢,§((cost $9,254,547)	19,041	0
Investment Companies– 1.3%
Money Markets – 1.3%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº,£((cost $30,672,014)	30,667,168	30,673,302
Total Investments (total cost $1,782,221,738) – 99.7%		2,386,365,844
Cash, Receivables and Other Assets, net of Liabilities – 0.3%		6,839,205
Net Assets – 100%		$2,393,205,049

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,254,048,091	52.6%
United Kingdom	301,962,230	12.7
Canada	129,869,392	5.4
France	115,355,081	4.8
Taiwan	92,491,490	3.9
Germany	81,740,335	3.4
Hong Kong	81,516,054	3.4
Japan	81,293,324	3.4
Netherlands	73,791,611	3.1
China	50,431,251	2.1
Italy	44,124,939	1.8
Austria	26,550,553	1.1
Belgium	23,479,674	1.0
Ireland	15,524,665	0.7
Sweden	14,187,154	0.6

Total	$2,386,365,844	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/23
Investment Companies - 1.3%
Money Markets - 1.3%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº	$1,042,557	$4,997	$(1,541)	$30,673,302
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.9971%ºº	31,890∆	-	-	-
Total Affiliated Investments - 1.3%	$1,074,447	$4,997	$(1,541)	$30,673,302

	Value at 9/30/22	Purchases	Sales Proceeds	Value at 6/30/23
Investment Companies - 1.3%
Money Markets - 1.3%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº	28,298,020	306,312,767	(303,940,941)	30,673,302
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.9971%ºº	13,167,540	66,740,178	(79,907,718)	-

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2023 is $43,391,948, which represents 1.8% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2023.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2023 is $0, which represents 0.0% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of June 30, 2023)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Magic Leap Inc - Class A private equity common shares	10/5/17	$9,254,547	$0	0.0%

The Fund has registration rights for certain restricted securities held as of June 30, 2023. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$2,355,692,542	$-	$-
Private Placements	-	-	0
Investment Companies	-	30,673,302	-
Total Assets	$2,355,692,542	$30,673,302	$0

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of June 30, 2023.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70233 08-23